Short-term Borrowings (Parenthetical) (Detail)	Mar. 31, 2013	Mar. 31, 2012
Short Term Bank Loans and Notes Payable
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	2.31%	1.93%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	0.52%	0.72%